Schedule of Investments

ARK Innovation ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Automobiles - 10.2%
Tesla, Inc.*	4,149,851	$681,862,018

Biotechnology - 18.9%
Beam Therapeutics, Inc.*†	6,137,270	188,475,562
CRISPR Therapeutics AG (Switzerland)*†	5,394,286	263,996,357
Exact Sciences Corp.*	5,983,169	383,341,638
Intellia Therapeutics, Inc.*†	6,770,857	255,599,852
Twist Bioscience Corp.*†	3,710,516	46,307,239
Veracyte, Inc.*†	4,609,315	104,354,891
Verve Therapeutics, Inc.*	1,703,745	27,140,658
Total Biotechnology		1,269,216,197

Capital Markets - 8.7%
Coinbase Global, Inc., Class A*	7,684,573	413,353,182
Robinhood Markets, Inc., Class A*	19,135,407	169,348,352
Total Capital Markets		582,701,534

Chemicals - 2.0%
Ginkgo Bioworks Holdings, Inc.*†	109,828,155	133,990,349

Diversified Consumer Services - 0.5%
2U, Inc.*†	6,102,611	33,808,465

Entertainment - 11.4%
ROBLOX Corp., Class A*	6,953,332	247,538,619
Roku, Inc.*†	9,228,132	518,713,300
Total Entertainment		766,251,919

Financial Services - 6.0%
Block, Inc.*	6,672,965	405,649,542

Health Care Equipment & Supplies - 0.5%
Cerus Corp.*†	13,589,158	31,390,955

Health Care Providers & Services - 0.4%
Invitae Corp.*†	18,210,990	24,766,946

Health Care Technology - 4.7%
Teladoc Health, Inc.*†	11,849,533	314,368,110

Hotels, Restaurants & Leisure - 4.8%
DraftKings, Inc., Class A*	14,772,647	323,668,696

IT Services - 8.0%
Shopify, Inc., Class A (Canada)*	6,765,307	327,779,124
Twilio, Inc., Class A*	3,999,412	210,409,065
Total IT Services		538,188,189

Life Sciences Tools & Services - 4.2%
10X Genomics, Inc., Class A*	2,492,214	130,666,780
Pacific Biosciences of California, Inc.*†	13,943,716	147,803,390
Total Life Sciences Tools & Services		278,470,170

Software - 19.6%
PagerDuty, Inc.*†	7,200,780	216,455,447
UiPath, Inc., Class A*†	25,766,535	362,792,813
Unity Software, Inc.*	8,692,496	234,436,617
Zoom Video Communications, Inc., Class A*	8,244,754	506,475,238
Total Software		1,320,160,115
Total Common Stocks
(Cost $18,529,484,535)		6,704,493,205
Investments	Shares	Value
MONEY MARKET FUND–0.0%(a)
Goldman Sachs Financial Square Treasury Obligations Fund, 4.70% (b)
(Cost $1,261,828)	1,261,828	$1,261,828
Total Investments–99.9%
(Cost $18,530,746,363)		6,705,755,033
Other Assets in Excess of Liabilities–0.1%		8,207,896
Net Assets–100.0%		$6,713,962,929

*	Non-income producing security
†	Affiliated security
(a)	Less than 0.05%
(b)	Rate shown represents annualized 7-day yield as of April 30, 2023.

Schedule of Investments (continued)

ARK Innovation ETF

April 30, 2023 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2023	Value ($) at 4/30/2023
Common Stocks — 39.4%
Biotechnology — 12.8%
Beam Therapeutics, Inc.
425,310,301	300,334,851	(337,779,929)	(9,076,268)	(190,313,393)	–	–	6,137,270	188,475,562
CRISPR Therapeutics AG
475,632,825	330,526,846	(398,714,804)	(29,585,990)	(113,862,520)	–	–	5,394,286	263,996,357
Exact Sciences Corp. ^
453,419,254	573,445,458	(861,912,477)	(276,763,310)	495,152,713	–	–	5,983,169	383,341,638
Fate Therapeutics, Inc.
218,139,689	101,734,810	(176,613,866)	(460,303,352)	317,042,719	–	–	–	–
Intellia Therapeutics, Inc.
430,810,590	368,969,439	(364,173,813)	(14,742,274)	(165,264,090)	–	–	6,770,857	255,599,852
Twist Bioscience Corp.
178,879,891	117,386,179	(128,592,472)	(2,033,730)	(119,332,629)	–	–	3,710,516	46,307,239
Veracyte, Inc.
137,390,204	118,667,909	(134,947,729)	(3,945,523)	(12,809,970)	–	–	4,609,315	104,354,891
Chemicals — 2.0%
Ginkgo Bioworks Holdings, Inc.
200,265,720	291,093,580	(208,756,347)	5,796,973	(154,409,577)	–	–	109,828,155	133,990,349
Diversified Consumer Services — 0.5%
2U, Inc.
64,267,072	53,216,975	(56,403,607)	(2,277,972)	(24,994,003)	–	–	6,102,611	33,808,465
Entertainment — 7.7%
Roku, Inc.
597,014,440	656,576,382	(660,126,495)	(61,492,485)	(13,258,542)	–	–	9,228,132	518,713,300
Health Care Equipment & Supplies — 0.5%
Cerus Corp.
64,337,431	51,132,169	(48,398,662)	(1,657,288)	(34,022,695)	–	–	13,589,158	31,390,955
Health Care Providers & Services — 0.4%
Invitae Corp.
35,214,655	53,045,530	(51,736,359)	(9,023,006)	(2,733,874)	–	–	18,210,990	24,766,946
Signify Health, Inc.
228,647,398	35,421,530	(394,887,375)	75,598,078	55,220,369	–	–	–	–
Health Care Technology — 4.7%
Teladoc Health, Inc.
439,542,710	388,586,710	(389,544,540)	(17,455,207)	(106,761,563)	–	–	11,849,533	314,368,110
Life Sciences Tools & Services — 2.2%
Berkeley Lights, Inc.
18,250,247	3,223,900	(16,632,802)	(139,777,712)	134,936,367	–	–	–	–
Compugen Ltd.
9,521,030	472,118	(8,473,835)	(51,068,846)	49,549,533	–	–	–	–
Pacific Biosciences of California, Inc.
61,525,177	143,970,939	(145,811,801)	2,400,870	85,718,205	–	–	13,943,716	147,803,390
Road & Rail — 0.0%
TuSimple Holdings, Inc.
107,440,372	34,720,392	(68,336,226)	(275,689,876)	201,865,338	–	–	–	–
Software — 8.6%
Materialise NV
59,636,430	21,877,040	(63,239,996)	(76,998,323)	58,724,849	–	–	–	–
PagerDuty, Inc.
215,727,928	222,662,820	(256,823,608)	(2,294,738)	37,183,045	–	–	7,200,780	216,455,447

Schedule of Investments (continued)

ARK Innovation ETF

April 30, 2023 (Unaudited)

Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2023	Value ($) at 4/30/2023
UiPath, Inc.
413,196,381	474,446,335	(448,451,723)	20,606,993	(97,005,173)	–	–	25,766,535	362,792,813
$4,834,169,745	$4,341,511,912	$(5,220,358,466)	$(1,329,782,986)	$400,625,109	$–	$–	248,325,023	$3,026,165,314

^	As of April 30, 2023, the company was no longer considered to be an affiliated security.

Schedule of Investments (continued)

ARK Innovation ETF

April 30, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2023, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$6,704,493,205	$–	$–	$6,704,493,205
Money Market Fund	1,261,828	–	–	1,261,828
Total	$6,705,755,033	$–	$–	$6,705,755,033

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.